Notes payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Notes payable
Note 16 — Notes payable
Notes payable consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Senior Secured Notes – 2026	$456,815	$460,000
Senior Secured Notes – 2027	56,597	—
Bloom Notes – 2025	—	60,000
Bloom Notes – 2024	—	16,500
Amended Needham LOC	21,910	11,100
ABL Facility – EWB	12,000	12,000
Seller note payable	4,093	4,364
Other notes payable	3,308	15,439
Less: Unamortized debt discount/premium and deferred financing fees	(6,071)	(10,783)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	548,652	568,620
Less: Notes payable - current	(35,730)	(101,723)
Notes payable - net of current	$512,922	$466,897
Below is a summary of the Company’s credit facilities outstanding during the year ended December 31, 2025:

Credit facility	Original facility size	Outstanding balance	Stated interest rate		Maturity date
Senior Secured Notes – 2026(16)	$475,000	$456,815	8.00%	(5)	December 15, 2026	(16)
Senior Secured Notes – 2027(15)	67,000	56,597	10.00%	(6)	December 17, 2027
Bloom Notes – 2025(15)	60,000	—	4.00%	(7)	January 17, 2025
Bloom Notes – 2024	50,000	—	10.00%	(8)	January 18, 2025/ October 18, 2024	(8)
Amended Needham LOC(3)(17)	100,000	21,910	7.99%	(9)	October 10, 2026	(17)
ABL Facility - EWB Note	12,000	12,000	6.00%	(10)	August 25, 2026
Other notes payable - BHH Note(1)	7,500	—	15.00%	(11)	September 30, 2025
Other notes payable - miscellaneous(2)	6,615	3,308	Various		Various
Other notes payable - VOWL Note(1)	2,231	—	4.25%	(12)	December 30, 2025
Other notes payable - NGC Note(1)	1,600	—	12.00%	(13)	July 1, 2025
Seller note payable - Scottsdale Note(4)	5,100	4,093	5.00%	(14)	December 1, 2036
	$787,046	$554,723

(1) The Company had a note payable (the “BHH Note”) with Tangela Holdings, Ltd (“Tangela”) and Portiagate Investment LTD, which was executed in the last quarter of 2020 and amended in the third quarter of 2022, in connection with the Company gaining a controlling interest in Alternate Therapies Group II, Inc.; this note was settled in cash on October 1, 2025. Additionally, the Company held a separate note payable to Tangela (the “NGC Note”), which was settled in full on July 1, 2025. A note payable held by the Company’s subsidiary, Four20 Pharma GmbH to Verbundvolksbank OWL (the “VOWL Note”) was settled in full on December 31, 2025.

(2) Comprised of various immaterial loans held by Curaleaf International.
(3) In October 2025, the total borrowing capacity under the Needham LOC was increased from $40.0 million to $100.0 million; see section herein titled "Needham Bank" for further details.
(4) The Company has a seller note payable incurred in connection with the Company’s purchase of a building in Scottsdale, Arizona (the “Scottsdale Note”).
(5) Compounded semi-annually and payable in arrears on June 15th and December 15th of each year.
(6) Compounded monthly and computed daily on the basis of a 360-day year for the actual number of days elapsed for a period of time. Interest is payable monthly in arrears, beginning February 17th, with principal repayments beginning August 17, 2025.

(7) Computed daily on the basis of a 360-day year and payable at maturity.
(8) The Installment Amount (as defined herein) matured on October 18, 2024, and the Conversion Amount matured on January 18, 2025. The Conversion Amount was settled in its entirety through the issuance of SVS, as discussed further herein in the section titled “Bloom Notes.”

(9) Calculated on the basis of a 360-day year. Interest is due on the 6th of each month.
(10) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 25th of each month.
(11) Computed daily on the basis of a 365-day year (or 366 days in the case of a leap year) and payable quarterly in arrears on each January 1, April 1, and October 1 following the closing date, with the final interest payment due and payable on the maturity date.

(12) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 30th of each month.
(13) Calculated on the basis of a 365-day year. Interest is payable in one or several installments no later than 30 days from the maturity date.
(14) Computed on the basis of a 365-day year. Interest is due at maturity. As a payment-in-kind loan, interest accrued increases the outstanding balance of the loan each reporting period.
(15) In January 2025, the Bloom Note - 2025 was exchanged for Senior Secured Notes – 2027; see section herein titled "Bloom Notes" for further details.
(16) In February 2026, the Company closed on a private placement of senior secured notes for aggregate gross proceeds of $500 million due February 18, 2029. Net proceeds were used to fully repay the Senior Secured Notes – 2026. In accordance with ASC 470, Debt, as the Company demonstrated the intent and ability to refinance the Senior Secured Notes – 2026 on a long-term basis prior to the issuance of the Consolidated Financial Statements, the outstanding balance of the Senior Secured Notes – 2026 as of December 31, 2025 was classified as a non-current liability, within Notes payable - net of current. Refer to Note 29 — Subsequent events for further details.

(17) In conjunction with the origination of the Senior Secured Notes – 2029 (as further discussed in Note 29 — Subsequent events), the maturity date of the Amended Needham LOC was extended to February 18, 2029, and the interest rate was amended to 8.99% in accordance with the terms of the Amended and Restated Needham Loan Agreement. Consequently, the Company reclassified the outstanding balance of the Amended Needham LOC as of December 31, 2025 as a non-current liability, within Notes payable - net of current. Refer to Note 29 — Subsequent events for further details.

The Company’s interest expense by credit facility for the year ended December 31, 2025 was as follows:

		Year ended December 31, 2025
	Effective interest rate	Stated interest expense	Amortization of debt discount/premium and deferred financing fees	Total interest expense (1)
Senior Secured Notes – 2026	9.30%	$36,687	$5,193	$41,880
Senior Secured Notes – 2027	10.69%	6,263	311	6,574
Bloom Notes – 2025	10.36%	127	200	327
Bloom Notes – 2024	10.00%	78	—	78
Amended Needham LOC	7.99%	1,196	1,261	2,457
ABL Facility - EWB Note	6.00%	730	99	829
Other notes payable - BHH Note	15.00%	841	—	841
Seller notes payable - Scottsdale Note	5.00%	215	—	215
Other notes payable - miscellaneous	various	124	—	124
Other notes payable - VOWL Note	4.25%	99	—	99
Other notes payable - NGC Note	12.00%	96	—	96
		$46,456	$7,064	$53,520

(1) Total interest expense herein does not encompass interest expense recognized on the Company’s deferred consideration obligations. For the year ended December 31, 2025, the Company recognized $3.0 million of interest expense related to its deferred consideration obligations to the sellers of Tryke, including $2.4 million attributable to the third anniversary payment and $0.5 million attributable to the monthly installments paid to settle the second anniversary payment. Refer to Note 4 — Acquisitions — Deferred consideration for further details.

The Company’s interest expense by credit facility for the year ended December 31, 2024 was as follows:

		Year ended December 31, 2024
	Effective interest rate	Stated interest expense	Amortization of debt discount/premium and deferred financing fees	Total interest expense (2)
Senior Secured Notes – 2026	9.33%	$36,750	$4,805	$41,555
Bloom Notes – 2025	10.35%	2,440	3,644	6,084
Bloom Notes – 2024	10.00%	3,027	—	3,027
Needham LOC	7.99%	34	—	34
ABL Facility - EWB Note	6.00%	607	—	607
Other notes payable - BHH Note	14.79%	1,128	—	1,128
Seller notes payable - Scottsdale Note	5.00%	239	—	239
Other notes payable - miscellaneous	various	12	—	12
Other notes payable - VOWL Note	5.90%	183	—	183
Other notes payable - NGC Note	12.00%	100	—	100
Seller notes payable - Phyto Note(1)	7.50%	223	—	223
		$44,743	$8,449	$53,192

(1) The Phyto Note was paid in full on July 1, 2024.
(2) Total interest expense herein does not encompass interest expense recognized on the Company’s deferred consideration obligations. For the year ended December 31, 2024, the Company recognized interest expense of $5.9 million on its deferred consideration obligations. Refer to Note 4 — Acquisitions — Deferred consideration for further details.

As of December 31, 2025, maturities of the Company’s Notes payable were as follows:

Fiscal year:	Amount
2026(1)	$498,296
2027	30,434
2028	676
2029	22,457
2030 and thereafter	2,860
Total future principal maturities	$554,723

(1) Includes $456.8 million related to the Senior Secured Notes – 2026. Subsequent to year-end but prior to the issuance of the Consolidated Financial Statements, the Company settled this obligation using proceeds from the Senior Secured Notes – 2029. As the Company demonstrated the intent and ability to refinance the Senior Secured Notes – 2026 on a long-term basis, the balance has been reclassified as non-current, within Notes payable - net of current, on the Consolidated Balance Sheet as of December 31, 2025, in accordance with ASC 470.

As of December 31, 2025 and 2024, the carrying values and fair values of the Company’s Notes payable were as follows:

	As of
	December 31, 2025	December 31, 2024
Carrying Value	$554,723	$579,403
Fair Value	546,068	560,171
Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 27 — Fair value measurements and financial risk management.
Senior Secured Notes – 2026
In December 2021, the Company closed on a private placement of senior secured notes due 2026 for aggregate gross proceeds of $475.0 million (“Senior Secured Notes – 2026”). The note indenture, dated December 15, 2021 and as amended on December 12, 2023, governing the Senior Secured Notes – 2026 (the “Note Indenture”) enables the Company to issue additional senior secured notes on an ongoing basis as needed, subject to maintaining leverage ratios and complying with other terms and conditions of the Note Indenture. The principal restrictions on incurring additional indebtedness include the requirement that post-incurrence of the additional debt, a fixed charge coverage ratio of 2.5:1 and consolidated debt to consolidated EBITDA ratio of 4:1 be maintained. The issuance of additional senior secured notes or other debt pari passu to the existing notes is permitted, provided that post-incurrence of the additional debt, the consolidated secured debt to consolidated EBITDA ratio of 3:1 is maintained and provided certain other conditions are met. Under the Note Indenture, the Company and certain of its guarantor entities are required to grant a first lien security interest in their respective assets to the appointed trustee, including assets acquired after the issue of the Senior Secured Notes – 2026, subject to limited exceptions. Despite the first lien granted to the holders of the Senior Secured Notes – 2026, the Note Indenture permits the Company to grant a more senior lien to secure up to $200 million of additional financing from commercial banks for revolving credit loans, such as the Needham LOC (as defined herein), provided that the interest rate applicable to such revolving credit loans is lower than the interest rate applicable to the Senior Secured Notes – 2026.
Subject to the consent of Needham Bank, the Senior Secured Notes – 2026, inclusive of accrued and unpaid interest, could be redeemed early without incurring a prepayment premium.
Purchase of Senior Secured Notes - 2026 for Cancellation
On April 30, 2024, in an arm’s length transaction, the Company paid $14.3 million to purchase, for cancellation, Senior Secured Notes – 2026 that had a face value of $15 million. The Company also reduced accrued interest by $3.2 million that had been accruing from December 15, 2023 through April 30, 2024 specific to the notes purchased for cancellation.
On July 22, 2025, in an arms-length transaction, the Company paid $2.9 million to purchase, for cancellation, Senior
Secured Notes – 2026, that had a face value of $3.2 million. The Company also reduced accrued interest by $0.4 million that had been accruing from June 15, 2025 through July 22, 2025 specific to the notes purchased for cancellation.
Senior Secured Notes – 2027
On January 17, 2025, the Company entered into an agreement (the “Note Exchange Agreement”) with the former owners of Bloom (the “Bloom Lenders”), pursuant to which the Company agreed to accept from the Bloom Lenders, and the Bloom Lenders agreed to transfer to the Company, the Bloom Notes – 2025 in exchange for senior secured notes of the Company with an aggregate principal balance of $67 million (the “Senior Secured Notes — 2027”), consisting of the $60 million then-outstanding principal of the Bloom Notes – 2025 plus $7 million of accrued interest on such notes (the “Note Exchange”). In connection with the Note Exchange, the Company paid in cash (i) $0.6 million, representing the remaining balance of interest accrued on the Bloom Notes – 2025 as of the date of the Note Exchange and (ii) $1.0 million of debt origination fees. The Senior Secured Notes – 2027 mature on January 17, 2027. There are no prepayment penalties on the Senior Secured Notes – 2027.
The Company accounted for the Note Exchange as a debt extinguishment and recognized a loss on extinguishment of debt of $0.3 million, which is recognized within Other income, net on the Consolidated Statements of Operations.
Bloom Notes
In connection with the Bloom acquisition, the Company issued three sets of secured promissory notes (collectively, the “Bloom Notes”) to the former Bloom owners (the “Bloom Lenders”).
On December 29, 2023, the Company entered into an agreement with the Bloom Lenders, pursuant to which the Bloom Note – 2024 was restructured into a partially convertible secured promissory note (the “Restructured Bloom Note”) payable in cash and SVS, subject to the approval of the TSX. The Restructured Bloom Note had a principal amount of $47.5 million comprised of an installment amount of $31.0 million (the “Installment Amount”), which matured on October 18, 2024, and a conversion amount of $16.5 million (the “Conversion Amount”) that matured on January 18, 2025. The Conversion Amount was settled, in its entirety, through the issuance of 4,282,596 SVS to the Bloom Lenders, with each of the Bloom Lenders receiving a proportionate share of SVS. Fractional shares were settled in cash.
The Company accounted for the restructuring of the Bloom Note – 2024 as a debt extinguishment and recorded a gain on extinguishment of debt of $1.8 million during the year ended December 31, 2025, which is recognized within Other income, net on the Consolidated Statements of Operations.
As of December 31, 2025, the Company has no outstanding obligation under the Bloom Notes.
Needham Bank
On November 6, 2024, the Company entered into a loan agreement (the “Needham Loan Agreement”) with Needham Bank (“Needham”), establishing a revolving line of credit for up to $40.0 million (the “Needham LOC”), with an option to request up to an additional $20.0 million, beginning May 6, 2026, subject to Needham’s discretion and credit approval process.
On October 10, 2025, the Company entered into an amended and restated loan agreement with Needham (the “Amended and Restated Needham Loan Agreement”) to refinance the Needham LOC. As part of the refinancing, the total borrowing capacity under the Needham LOC was increased from $40.0 million to $100.0 million (the “Amended Needham LOC”), and the maturity date was extended to October 10, 2026. The Amended Needham LOC remains secured by a first-priority lien on senior mortgages, guarantees of the Company’s U.S. subsidiaries and a parent guaranty limited to the Company’s U.S. assets. Proceeds may be utilized for general corporate purposes, including working capital and operational expenses, as well as to reduce outstanding principal balances of certain Indebtedness (as defined in the Amended Needham LOC). The Amended Needham LOC is subject to certain debt covenants including maintaining a post-incurrence debt service coverage ratio of 1.5:1 as well as covenants related to appraised fair value of mortgaged properties (subject to an 80% LTV constraint), receivables and cash, net of reserves.
Tangela Holdings, LTD
On June 11, 2024, the Company entered into a loan agreement (the “NGC Note”) with Tangela for $1.6 million to fund bulk purchases of cannabis for resale by NGC. The NGC Note, as most recently amended on March 11, 2025, matured as scheduled, and on July 1, 2025, the Company settled the loan in full.
Asset-based revolving credit facility
On August 25, 2023, the Company entered into an asset-based revolving credit facility (the “ABL Facility”) with EWB that provided for borrowings up to $6.5 million and immediately drew down $6.5 million (the “EWB Note”). The EWB Note had a maturity date of August 25, 2024. On March 26, 2024, the Company signed an agreement (the “1st Change in Terms Agreement”), increasing the ABL Facility to $10 million and extending the maturity date of the EWB Note to August 25, 2025. On June 14, 2024, the Company executed an amendment to the 1st Change in Terms Agreement, increasing the ABL Facility by an additional $2 million to $12 million. On September 2, 2025, the Company executed Amendment No. 3 to its Loan Agreement with East West Bank, extending the maturity date to August 25, 2026. No other changes were made to the ABL Facility.
The ABL Facility is secured by the Company’s deposit accounts at EWB, and as such, the Company’s balance in the EWB deposit accounts is classified as restricted cash within Cash and cash equivalents on the Company’s Consolidated Balance Sheets as of December 31, 2025 and 2024.
Covenant compliance
As of December 31, 2025, the Company was in compliance with all financial covenants within each credit facility, and the Company did not observe evidence of any cross-defaults.